Statement of Cash Flows (Un-Audited) (Un-Audited, USD $)	6 Months Ended		55 Months Ended
	Feb. 28, 2013	Feb. 28, 2012	Feb. 28, 2013
Net Income (Loss)	$ (734,358)	$ (506,272)	$ (4,087,299)
Depreciation	16,650	6,468	59,572
Investor Relation fees issued by shares			180,000
ShareBasedGoodsAndNonemployeeServicesTransactionExpense			1,423,220
Share-based Compensation			48,000
Increase (Decrease) in Prepaid Expense and Other Assets			(14,000)
Increase (Decrease) in Accounts Payable		1,396
Increase (Decrease) in Accrued Liabilities			7,487
Net Cash Provided by (Used in) Operating Activities	(717,708)	(498,408)	(2,383,020)
Payments to Acquire Property, Plant, and Equipment		(39,137)	(110,489)
Payments to Acquire Intangible Assets	(430,000)		(430,000)
Net Cash Provided by (Used in) Investing Activities	(430,000)	(39,137)	(540,489)
Proceeds from (Repayments of) Related Party Debt			10,000
Proceeds from (Repayments of) Notes Payable	325,000		425,022
Proceeds from (Repayments of) Other Debt	(150,000)		(250,022)
Proceeds from Issuance of Common Stock	948,519	433,099	2,761,275
Proceeds from Other Equity		131,090
Net Cash Provided by (Used in) Financing Activities	1,123,519	564,189	2,946,275
Cash and Cash Equivalents, Period Increase (Decrease)	(24,189)	26,644	22,766
Cash and Cash Equivalents, at Carrying Value	46,955	74,559
Cash and Cash Equivalents, at Carrying Value	$ 22,766	$ 101,203	$ 22,766